UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          11/07/07
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $248,790,000
List of Other Included Managers:


No.  13F File Number                                         Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      969    16000 SH       SOLE                                      16000
ADVANCE AUTO PARTS             COM              00751Y106     1591    47400 SH       SOLE                                      47400
AGILENT TECHNOLOGIES INC       COM              00846U101     6830   185200 SH       SOLE                                     185200
ALCOA INC COM                  COM              013817101     1650    42183 SH       SOLE                                      42183
ALLTEL CORP                    COM              020039103     2056    29500 SH       SOLE                                      29500
AMERICAN INTERNATIONAL GROUP   COM              026874107     7881   116500 SH       SOLE                                     116500
AMERICAN STANDARD              COM              029712106     1564    43900 SH       SOLE                                      43900
AMGEN INC                      COM              031162100     6568   116100 SH       SOLE                                     116100
ANADARKO PETROLEUM CORP        COM              032511107      585    10882 SH       SOLE                                      10882
ASHLAND INC                    COM              044209104     4136    68700 SH       SOLE                                      68700
ASTORIA FINANCIAL CORP         COM              046265104     2621    98800 SH       SOLE                                      98800
BANK OF AMERICA CORP           COM              060505104     7083   140907 SH       SOLE                                     140907
BEAR STEARNS COMPANIES INC     COM              073902108     4348    35401 SH       SOLE                                      35401
BECTON DICKINSON & CO          COM              075887109     2508    30566 SH       SOLE                                      30566
BIOGEN IDEC INC                COM              09062X103     8437   127200 SH       SOLE                                     127200
BOEING CO.                     COM              097023105     7496    71400 SH       SOLE                                      71400
CHEVRON CORP                   COM              166764100     7092    75784 SH       SOLE                                      75784
CIT GROUP INC                  COM              125581108     1914    47600 SH       SOLE                                      47600
CITIGROUP INC                  COM              172967101     6408   137301 SH       SOLE                                     137301
CONOCOPHILLIPS                 COM              20825C104      250     2848 SH       SOLE                                       2848
CROWN HOLDINGS INC.            COM              228368106     6985   306900 SH       SOLE                                     306900
CYTEC INDUSTRIES INC           COM              232820100      561     8200 SH       SOLE                                       8200
DIAGEO PLC-SPON ADR            COM              25243Q205     5571    63500 SH       SOLE                                      63500
DIRECTV GROUP INC (THE)        COM              25459L106     4196   172800 SH       SOLE                                     172800
DOW CHEMICAL                   COM              260543103     5283   122700 SH       SOLE                                     122700
DR HORTON INC                  COM              23331A109      368    28735 SH       SOLE                                      28735
DRESSER-RAND GROUP INC         COM              261608103     6565   153700 SH       SOLE                                     153700
ENCANA CORP                    COM              292505104     4069    65792 SH       SOLE                                      65792
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      889    21400 SH       SOLE                                      21400
ENSCO INTERNATIONAL INC        COM              26874Q100     1032    18400 SH       SOLE                                      18400
FRANKLIN RESOURCES INC         COM              354613101     4560    35762 SH       SOLE                                      35762
FREDDIE MAC                    COM              313400301     5662    95950 SH       SOLE                                      95950
FREEPORT-MCMORAN COPPER        COM              35671D857     7667    73100 SH       SOLE                                      73100
HEALTH NET INC                 COM              42222G108     5778   106900 SH       SOLE                                     106900
HUDSON CITY BANCORP INC        COM              443683107     7039   457700 SH       SOLE                                     457700
IBM CORPORATION                COM              459200101     2036    17281 SH       SOLE                                      17281
JPMORGAN CHASE & CO            COM              46625H100     6921   151050 SH       SOLE                                     151050
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2562    41500 SH       SOLE                                      41500
LINCOLN NATIONAL CORP          COM              534187109      561     8500 SH       SOLE                                       8500
LUXOTTICA GROUP SPA-SPON ADR   COM              55068R202     5892   173800 SH       SOLE                                     173800
MACY'S INC                     COM              55616P104     4480   138600 SH       SOLE                                     138600
MERRILL LYNCH                  COM              590188108      520     7300 SH       SOLE                                       7300
MILLENNIUM PHARMACEUTICALS     COM              599902103     2944   290000 SH       SOLE                                     290000
MONSANTO CO                    COM              61166W101     7300    85143 SH       SOLE                                      85143
MORGAN STANLEY                 COM              617446448     1745    27700 SH       SOLE                                      27700
NORTHEAST COMMUNITY BANCORP    COM              664112109      131    12000 SH       SOLE                                      12000
NORTHROP GRUMMAN CORP          COM              666807102     5125    65700 SH       SOLE                                      65700
OLIN CORP                      COM              680665205     1672    74700 SH       SOLE                                      74700
PMI GROUP INC (THE)            COM              69344M101     1952    59700 SH       SOLE                                      59700
SHIRE PLC-ADR                  COM              82481R106     6238    84315 SH       SOLE                                      84315
SMURFIT-STONE CONTAINER CORP   COM              832727101     2308   197600 SH       SOLE                                     197600
TEEKAY CORPORATION             COM              Y8564W103     6781   115300 SH       SOLE                                     115300
TEMPLE-INLAND INC              COM              879868107     4221    80200 SH       SOLE                                      80200
TEXTRON INC                    COM              883203101     7950   127800 SH       SOLE                                     127800
THE TRAVELERS COS INC          COM              89417E109     4044    80325 SH       SOLE                                      80325
TYCO ELECTRONICS LTD           COM              G9144P105      963    27169 SH       SOLE                                      27169
TYCO INTERNATIONAL LTD         COM              G9143X208     1205    27170 SH       SOLE                                      27170
UBS AG                         COM              H89231338     7977   149800 SH       SOLE                                     149800
UNITEDHEALTH GROUP INC         COM              91324P102     6262   129300 SH       SOLE                                     129300
US BANCORP                     COM              902973304     5419   166571 SH       SOLE                                     166571
WABCO HOLDINGS INC             COM              92927K102     2233    47767 SH       SOLE                                      47767
WELLS FARGO & CO               COM              949746101     1140    32000 SH       SOLE                                      32000